Consolidated statement of financial position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 529,839,000	$ 478,435,000
Trade and other receivables	532,463,000	256,602,000
Inventories	75,668,000	79,594,000
Income tax assets	602,000	4,257,000
Prepaid expenses	17,944,000	19,474,000
Total current assets	1,156,516,000	838,362,000
Non-current assets
Trade and other receivables	646,415,000	597,947,000
Investments in associates and joint venture	1,738,408,000	1,548,392,000
Property, plant, equipment and development cost	2,314,432,000	1,889,785,000
Deferred income tax asset	80,740,000	91,677,000
Prepaid expenses	20,376,000	21,262,000
Income tax assets	1,839,000	1,643,000
Other non-financial assets	64,110,000	58,835,000
Total non-current assets	4,866,320,000	4,209,541,000
Total assets	6,022,836,000	5,047,903,000
Current liabilities
Trade and other payables	457,441,000	367,204,000
Financial obligations	8,929,000	9,169,000
Provisions	62,075,000	53,900,000
Current Income tax payable	43,422,000	49,465,000
Contingent consideration liability	4,123,000
Total current liabilities	575,990,000	479,738,000
Non-current liabilities
Trade and other payables	32,897,000	13,116,000
Financial obligations	700,738,000	617,613,000
Provisions	370,528,000	306,400,000
Contingent consideration liability	35,224,000	28,271,000
Deferred income tax liabilities	39,994,000	43,064,000
Total non-current liabilities	1,179,381,000	1,008,464,000
Total liabilities	1,755,371,000	1,488,202,000
Equity
Capital stock	750,497,000	750,497,000
Investment shares	791,000	791,000
Additional paid-in capital	218,450,000	218,450,000
Legal reserve	163,544,000	163,539,000
Other reserves	31,897,000	31,897,000
Other reserves of equity	(96,000)	(96,000)
Retained earnings	2,896,807,000	2,225,611,000
Shareholders' equity attributable to owners of the parent	4,061,890,000	3,390,689,000
Non-controlling interest	205,575,000	169,012,000
Total equity	4,267,465,000	3,559,701,000
Total liabilities and equity	6,022,836,000	5,047,903,000
Sociedad Minera Cerro Verde S.A.A.
Current assets
Cash and cash equivalents	1,088,073,000	689,677,000
Trade accounts receivable, net	298,000	10,000
Trade and other receivables	7,297,000	8,554,000
Trade accounts receivable - Related parties	892,101,000	502,565,000
Other non-financial assets	116,780,000	28,853,000
Inventories	677,136,000	638,868,000
Prepaid expenses	15,951,000	7,314,000
Total current assets	2,797,636,000	1,875,841,000
Non-current assets
Inventories	235,321,000	264,004,000
Property, plant, equipment and development cost	5,755,547,000	5,580,816,000
Intangible assets, net	4,437,000	6,779,000
Prepaid expenses	5,908,000	8,336,000
Other non-financial assets	425,771,000	298,685,000
Total non-current assets	6,426,984,000	6,158,620,000
Total assets	9,224,620,000	8,034,461,000
Current liabilities
Current Income tax payable	157,765,000	88,307,000
Provisions and contingent liabilities	2,536,000	7,011,000
Trade accounts payable	314,064,000	283,807,000
Accounts payable - Related parties	2,879,000	5,623,000
Benefits to employees	126,591,000	107,841,000
Other accounts payable	32,884,000	25,414,000
Other financial liabilities	25,130,000	9,447,000
Total current liabilities	661,849,000	527,450,000
Non-current liabilities
Other financial liabilities	87,208,000	41,176,000
Benefits to employees	7,491,000	3,793,000
Provisions and contingent liabilities	250,507,000	247,427,000
Income tax payable	2,369,000	16,215,000
Deferred income tax liabilities	614,191,000	414,915,000
Total non-current liabilities	961,766,000	723,526,000
Total liabilities	1,623,615,000	1,250,976,000
Equity
Capital stock	990,659,000	990,659,000
Other reserves	198,132,000	198,132,000
Other equity contributions	11,115,000	10,724,000
Retained earnings	6,401,099,000	5,583,970,000
Total equity	7,601,005,000	6,783,485,000
Total liabilities and equity	$ 9,224,620,000	$ 8,034,461,000